Loss per share - Basic and diluted loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss for the period			£ (12,326)	£ (7,484)
Net loss for the period, diluted			£ 12,326
Weighted average issued shares			100,000	100,000
Weighted average issued shares, diluted			100,000	100,000
Basic loss per share	£ (209.37)	£ (71.75)	£ (123.26)	£ (74.84)
Diluted loss per share	£ (209.37)	£ (71.75)	£ (123.26)	£ (74.84)